Annual Fund Operating Expenses - American Century Quantitative Equity Funds Prospectus - DISCIPLINED GROWTH FUND	Nov. 01, 2025
DISCIPLINED GROWTH FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.91%
DISCIPLINED GROWTH FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.71%
DISCIPLINED GROWTH FUND Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.66%
DISCIPLINED GROWTH FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.16%
DISCIPLINED GROWTH FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.91%
DISCIPLINED GROWTH FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.41%
DISCIPLINED GROWTH FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.71%

[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2026.